Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Personal (Detail) - Retail [member] - Personal [member] - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 1,659	$ 1,534	$ 1,639	$ 1,482
Provision for credit losses
Model changes	(54)		(54)
Originations	55	25	79	53
Maturities	(65)	(66)	(143)	(132)
Changes in risk, parameters and exposures	226	329	509	614
Write-offs	(250)	(215)	(493)	(438)
Recoveries	43	37	85	71
Exchange rate and other	(7)	(11)	(15)	(17)
Balance at end of period	1,607	1,633	1,607	1,633
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	283	305	291	305
Provision for credit losses
Model changes	84		84
Transfers to stage 1	156	141	308	285
Transfers to stage 2	(22)	(32)	(43)	(53)
Transfers to stage 3	(1)	(1)	(2)	(2)
Originations	55	25	79	53
Maturities	(8)	(13)	(20)	(26)
Changes in risk, parameters and exposures	(208)	(122)	(357)	(258)
Exchange rate and other	1	1
Balance at end of period	340	304	340	304
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,134	1,009	1,115	966
Provision for credit losses
Model changes	(138)		(138)
Transfers to stage 1	(156)	(140)	(308)	(284)
Transfers to stage 2	22	32	43	56
Transfers to stage 3	(35)	(40)	(76)	(79)
Maturities	(57)	(53)	(122)	(106)
Changes in risk, parameters and exposures	267	304	524	558
Exchange rate and other	(1)	(2)	(2)	(1)
Balance at end of period	1,036	1,110	1,036	1,110
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	242	220	233	211
Provision for credit losses
Transfers to stage 1		(1)		(1)
Transfers to stage 2				(3)
Transfers to stage 3	36	41	78	81
Maturities	0		(1)
Changes in risk, parameters and exposures	167	147	342	314
Write-offs	(250)	(215)	(493)	(438)
Recoveries	43	37	85	71
Exchange rate and other	(7)	(10)	(13)	(16)
Balance at end of period	$ 231	$ 219	$ 231	$ 219